OTHER ASSETS AND OTHER LIABILITIES, Movement of Provision for Sundry Risks (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
OTHER ASSETS AND OTHER LIABILITIES [Abstract]
Balance at the beginning of the year	S/ 614,012	[1]	S/ 514,382		S/ 359,853
Allowance, Note 29	43,846		70,824		140,897
(Decrease) increase, net	(33,709)		28,806		13,632
Balances at the end of the year	S/ 624,149	[1]	S/ 614,012	[1]	S/ 514,382

[1]	The movement of the allowance for sundry risks for the years ended December 31, 2022, 2021 and 2020 was as follows: